UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-5037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2013

Item 1. Report to Stockholders.

Becker Value Equity Fund

Retail Class: BVEFX
Institutional Class: BVEIX

Semi-Annual Report
April 30, 2013

TABLE OF CONTENTS

Investment Results & Returns - Retail Class	2
Investment Results & Returns - Institutional Class	3
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Approval of Investment Advisory Agreement	23
Expense Example	26
Additional Information	28
Privacy Notice	29

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited)

Comparison of the Growth of a $10,000 Investment in the Becker Value
Equity Fund-Retail Class, Russell 1000 Value Index, and the S&P 500 Index

Average Annual Returns for the period ended April 30, 2013

			Since Inception
	One Year	Five Years	(November 3, 2003)
Becker Value Equity Fund, Retail Class	18.60%	5.35%	7.90%
Russell 1000 Value Index	21.80%	4.17%	7.04%
S&P 500 Index	16.89%	5.21%	6.59%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 3, 2003, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000 Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited) (Continued)

Comparison of the Growth of a $10,000 Investment in the Becker Value
Equity Fund-Institutional Class, Russell 1000 Value Index, and the S&P 500 Index

Average Annual Returns for the period ended April 30, 2013

		Since Inception
	One Year	(September 2, 2011)
Becker Value Equity Fund, Institutional Class	18.88%	22.87%
Russell 1000 Value Index	21.80%	25.61%
S&P 500 Index	16.89%	23.06%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 2, 2011, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000 Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

SECTOR ALLOCATION at April 30, 2013 (Unaudited)

Sector Allocation	% of Net Assets

Financials	14.9%
Industrials	14.7%
Consumer Discretionary	14.6%
Energy	13.8%
Information Technology	12.6%
Health Care	11.4%
Consumer Staples	7.3%
Telecommunication Services	3.8%
Utilities	2.2%
Materials	1.8%
Cash*	2.9%
Net Assets	100.0%

* Represents cash and other assets in excess of liabilities.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS: 97.1%

Consumer Discretionary: 14.6%
62,410	Coach, Inc.	$3,673,453
32,500	DIRECTV*	1,838,200
87,000	Honda Motor, Co.
	Ltd. - ADR	3,478,260
110,370	Johnson
	Controls, Inc.	3,864,054
74,005	Kohl’s Corp.	3,482,675
265,600	Staples, Inc.	3,516,544
52,500	Time Warner, Inc.	3,138,450
59,895	Viacom, Inc. -
	Class B	3,832,681
		26,824,317
Consumer Staples: 7.3%
81,250	Archer Daniels
	Midland Co.	2,757,625
26,000	Bunge Ltd.	1,877,460
61,825	Molson Coors
	Brewing Co., -
	Class B	3,190,170
37,000	Walgreen Co.	1,831,870
49,740	Wal-mart
	Stores, Inc.	3,865,793
		13,522,918
Energy: 13.8%
14,675	Chevron Corp.	1,790,497
59,920	ConocoPhillips	3,622,164
59,425	Devon Energy
	Corp.	3,271,941
23,975	Diamond Offshore
	Drilling Inc.	1,656,673
32,300	Helmerich &
	Payne, Inc.	1,893,426
43,335	Murphy Oil Corp.	2,690,670
39,000	National-Oilwell
	Varco, Inc.	2,543,580
28,210	Phillips 66	1,719,399
56,000	Royal Dutch
	Shell PLC - ADR	3,806,320
33,000	Schlumberger Ltd.	2,456,190
		25,450,860
Financials: 14.9%
72,900	Allstate Corp.	3,591,054
14,500	BlackRock, Inc.	3,864,250
30,600	Chubb Corp.	2,694,942
82,560	JPMorgan
	Chase & Co.	4,046,266
46,000	Marsh & McLennan
	Cos., Inc.	1,748,460
150,000	Morgan Stanley	3,322,500
54,300	PNC Financial
	Services Group,
	Inc.	3,685,884
45,200	State Street Corp.	2,642,844
52,500	US Bancorp#	1,747,200
		27,343,400
Health Care: 11.4%
71,600	Aetna, Inc.	4,112,704
31,500	Amgen, Inc.	3,282,615
19,280	Becton
	Dickinson & Co.	1,818,104
42,015	Covidien PLC	2,682,237
28,000	McKesson Corp.	2,962,960
90,000	Merck & Co, Inc.	4,230,000
24,515	Zimmer
	Holdings, Inc.	1,874,172
		20,962,792
Industrials: 14.7%
32,200	3M Co.	3,371,662
30,999	Dun & Bradstreet
	Corp.	2,741,862
48,040	Emerson
	Electric Co.	2,666,700
22,820	FedEx Corp.	2,145,308
168,760	General
	Electric Co.	3,761,660
33,070	L-3
	Communications
	Holdings, Inc.	2,686,938
46,000	Raytheon Co.	2,823,480
248,000	Southwest
	Airlines Co.	3,397,600
107,710	Tyco
	International Ltd.	3,459,645
		27,054,855

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited) (Continued)

Share		Value

COMMON STOCKS: 97.1% (Continued)

Information Technology: 12.6%
203,300	Corning, Inc.	$2,947,850
68,920	Harris Corp.	3,184,104
162,000	Intel Corp.	3,879,900
122,600	Microsoft Corp.	4,058,060
125,800	NCR Corp.*	3,430,566
84,110	TE
	Connectivity Ltd.	3,662,991
11,755	Visa, Inc. - Class A	1,980,247
		23,143,718
Materials: 1.8%
125,890	Teck
	Resources Ltd. -
	Class B	3,344,897
Telecommunication Services: 3.8%
74,500	AT&T, Inc.	2,790,770
137,000	Vodafone
	Group PLC -
	ADR	4,190,830
		6,981,600
Utilities: 2.2%
22,600	NextEra
	Energy, Inc.	1,853,878
67,010	Xcel Energy, Inc.	2,130,248
		3,984,126
TOTAL COMMON STOCKS
(Cost $138,625,675)		178,613,483

MONEY MARKET FUND: 2.6%
4,871,426	Invesco Short
	Term Investment
	Trust Treasury
	Portfolio, 0.02%^	4,871,426
TOTAL MONEY MARKET FUND
(Cost $4,871,426)		4,871,426
TOTAL INVESTMENTS
IN SECURITIES: 99.7%
(Cost $143,497,101)		183,484,909
Other Assets in Excess
of Liabilities: 0.3%		539,850
TOTAL NET ASSETS: 100.0%		$184,024,759

*	Non-income producing security.
^	Annualized seven-day yield as of April 30, 2013.
#
Affiliated Security.  Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Distributor is affiliated with the Funds’ transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC. See Note 7 of the Notes to Financial Statements.

ADR - American Depository Receipts
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels. (Unaudited)

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Becker Value Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2013 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (cost $142,116,774)	$181,737,709
Investments in affiliated securities, at value (cost $1,380,327)	1,747,200
Receivables:
Dividends and interest	129,086
Investment securities sold	503,941
Fund shares sold	63,116
Prepaid expenses and other assets	43,515
Total assets	184,224,567
LIABILITIES
Payables:
Fund shares redeemed	25,836
Investment advisory fees, net	74,681
Custody fees	3,046
Administration & accounting fees	31,864
Professional fees	12,345
Printing & mailing fees	8,430
Transfer agent fees	21,250
Chief Compliance Officer fees	3,951
Registration fees	2,440
Service fees payable	14,684
Payable to Trustees	1,281
Total liabilities	199,808
NET ASSETS	$184,024,759
COMPONENTS OF NET ASSETS
Paid-in capital	$134,417,255
Undistributed net investment gain/loss	612,370
Undistributed net realized gain/loss on investments	9,007,326
Net unrealized appreciation/depreciation of investments	39,987,808
Net assets	$184,024,759
COMPUTATION OF NET ASSET VALUE
RETAIL CLASS:
Net assets	$72,744,503
Shares of beneficial interest issued and outstanding	4,446,756
Net asset value, offering and redemption price per share	$16.36
INSTITUTIONAL CLASS:
Net assets	$111,280,256
Shares of beneficial interest issued and outstanding	6,797,701
Net asset value, offering and redemption price per share	$16.37

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2013 (Unaudited)

INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign
withholding tax of $16,198)	$1,870,628
Dividends from affiliated securities	20,475
Interest	240
Total investment income	1,891,343
Expenses:
Investment advisory fees	451,321
Service fees - Retail Class	96,762
Administration & accounting fees	51,871
Transfer agent fees	36,494
Registration fees	27,367
Professional fees	8,599
Custodian fees	8,624
Reports to shareholders	11,222
Trustee fees	3,499
Chief Compliance Officer fees	6,444
Insurance expenses	2,532
Miscellaneous expenses	13,657
Total expenses	718,392
Less: expenses waived or reimbursed	(63,632)
Net expenses	654,760
Net investment income/loss	1,236,583

REALIZED & UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain/loss on investments	9,305,847
Net change in unrealized appreciation/depreciation of investments	16,047,246
Net realized and unrealized gain/loss on investments	25,353,093
Net increase/decrease in net assets
resulting from operations	$26,589,676

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	April 30,	Year Ended
	2013	October 31,
	(Unaudited)	2012
INCREASE/DECREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,236,583	$2,124,379
Net realized gain/loss on investments	9,305,847	2,584,187
Net change in unrealized
appreciation/depreciation of investments	16,047,246	11,125,981
Net increase/decrease in net assets
resulting from operations	26,589,676	15,834,547

DISTRIBUTIONS TO SHAREHOLDERS:
Retail Class:
From net investment income	(1,132,563)	(1,095,087)
From net realized gain on investments	—	—
Institutional Class:
From net investment income	(1,157,027)	(612,691)
From net realized gain on investments	—	—
Total dividends and
distributions to shareholders	(2,289,590)	(1,707,778)
Net increase/decrease in net assets derived from net
change in outstanding shares - Retail Class (a)(b)	(21,019,145)	(8,657,832)
Net increase/decrease in net assets derived from net
change in outstanding shares -
Institutional Class (a)(b)	34,598,200	17,337,918
Total increase in net assets from
capital share transactions	13,579,055	8,680,086
Total increase/decrease in net assets	37,879,141	22,806,855

NET ASSETS
Beginning of period	146,145,618	123,338,763
End of period	$184,024,759	$146,145,618
Undistributed net income at end of period	$612,370	$1,665,377

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

  (a)  Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2013		Year Ended
	(Unaudited)		October 31, 2012
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	528,549	$7,936,189	1,251,810	$16,743,999
Reinvested dividends	76,945	1,118,785	84,607	1,080,437
Shares redeemed(b)	(1,970,735)	(30,074,119)	(1,990,903)	(26,482,268)
Net Increase/Decrease	(1,365,241)	$(21,019,145)	(654,486)	$(8,657,832)
Beginning shares	5,811,997
Ending shares	4,446,756

	Six Months Ended
	April 30, 2013		Year Ended
	(Unaudited)		October 31, 2012
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	2,744,356	$41,933,923	2,155,603	$28,785,781
Reinvested dividends	43,827	636,807	17,246	220,058
Shares redeemed(b)	(513,362)	(7,972,530)	(882,971)	(11,667,921)
Net Increase/Decrease	2,274,821	$34,598,200	1,289,878	$17,337,918
Beginning shares	4,522,880
Ending shares	6,797,701

  (b)  Net of redemption fees of $151 and $251 for 2013 and $0 and $0 for 2012 for Retail Class and Institutional Class shares, respectively.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

  Retail Class
	Six Months
	Ended
	April 30,
	2013		Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008

Net asset value,
beginning of period	$14.13		$12.71	$12.22	$11.08	$9.86	$15.17

INCOME/LOSS FROM INVESTMENT OPERATIONS:
Net investment
income/loss(1)	0.10		0.20	0.22	0.13	0.14	0.13
Net realized and unrealized
gain/loss on investments	2.33		1.39	0.42	1.14	1.20	(4.37)
Total from investment
operations	2.43		1.59	0.64	1.27	1.34	(4.24)

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.20)		(0.17)	(0.15)	(0.13)	(0.12)	(0.16)
Distributions from
net realized gain	—		—	—	—	—	(0.91)
Total distributions	(0.20)		(0.17)	(0.15)	(0.13)	(0.12)	(1.07)
Proceeds from redemption
fees collected	—	(2)	—	— (2)	— (2)	— (2)	— (2)
Net asset value,
end of period	$16.36		$14.13	$12.71	$12.22	$11.08	$9.86
Total return	17.34	%(4)	12.64%	5.20%	11.51%	13.91%	(29.83%)

SUPPLEMENTAL DATA:
Net assets,
end of period (000’s)	$72,745		$82,119	$82,221	$107,624	$81,962	$57,539
Ratios to average net assets
Expenses before
fees waived	1.01	%(3)	1.09%	1.09%	1.14%	1.36%	1.33%
Expenses after
fees waiver	0.93	%(3)	0.93%	0.95%	0.95%	0.95%	0.99%
Net investment
income/loss	1.37	%(3)	1.49%	1.33%	1.19%	1.62%	1.10%
Portfolio turnover rate	22.42	%(4)	26.85%	34.33%	18.29%	44.97%	45.97%

(1)	Calculated using average shares outstanding method.
(2)	Amount represents less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

  Institutional Class
	Six Months
	Ended		Year	Period
	April 30,		Ended	Ended
	2013		October 31,	October 31,
	(Unaudited)		2012	2011(1)

Net asset value, beginning of period	$14.16		$12.72	$12.29

INCOME/LOSS FROM INVESTMENT OPERATIONS:
Net investment income/loss(2)	0.14		0.24	0.02
Net realized and unrealized
gain/loss on investments	2.30		1.38	0.41
Total from investment operations	2.44		1.62	0.43

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.23)		(0.18)	—
Distributions from net realized gain	—		—	—
Total distributions	(0.23)		(0.18)	—
Proceeds from redemption fees	—	(5)	—	—	(5)
Net asset value, end of period	$16.37		$14.16	$12.72
Total return	17.46	%(4)	12.87%	3.50	%(4)

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$111,280		$64,027	$41,118
Ratios to average net assets
Expenses before fees waived	0.76	%(3)	0.84%	0.80	%(3)
Expenses after fees waiver	0.68	%(3)	0.68%	0.68	%(3)
Net investment income/loss	1.62	%(3)	1.74%	1.37	%(3)
Portfolio turnover rate	22.42	%(4)	26.85%	34.33	%(4)

(1)	Fund commenced operations on September 2, 2011.
(2)	Calculated using average shares outstanding method.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The Becker Value Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (The “1940 Act”) as an open-end investment management company.

The Fund commenced operations on November 3, 2003 with the investment objective to provide long-term capital appreciation. The Fund currently offers Retail and Institutional Class shares, which were first offered to the public on November 3, 2003 and on September 2, 2011, respectively. Each class of shares holds equal rights as to earnings and assets except that Retail Class shares bear service expenses. Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2013 (Unaudited) (Continued)

facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2013, the Fund did not hold fair valued securities.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2013 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2013.

	Level 1	Level 2	Level 3	Total
Common
Stocks^	$178,613,483	$—	$—	$178,613,483
Money Market
Fund	4,871,426	—	—	4,871,426
	$183,484,909	$—	$—	$183,484,909
^ See Schedule of Investments for industry breakouts.

There were no transfers into or out of Level 1, 2, or 3 during the period ended April 30, 2013 for the Fund.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2013 (Unaudited) (Continued)

income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.  Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

As of April 30, 2013, the Fund has no post-October losses. At October 31, 2012, the Fund had capital loss carry-forwards of $216,587. This capital loss carry-forward amount expires in 2017.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the tax positions of the Fund, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2010-2012 for the Fund or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2013 (Unaudited) (Continued)

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

J.
Recent Issued Accounting Pronouncements.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2013 (Unaudited) (Continued)

arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

K.
Shareholder Meeting.  On January 18, 2013, Becker Capital Management, Inc. (the “Advisor”) underwent a change of control effectively terminating the Investment Advisory Agreement with the Trust on behalf of the Fund.  On January 17, 2013, the Board of Trustees of the Trust approved an Interim Investment Advisory Agreement, which permitted the Advisor to continue to manage the Fund.  At a meeting held February 28, 2013 - March 1, 2013, the Board of Trustees approved a new Investment Advisory Agreement between the Advisor and the Trust on behalf of the Fund, subject to shareholder approval.  At a special meeting of the shareholders held on April 24, 2013, shareholders approved the new Investment Advisory Agreement with the Advisor and the Trust on behalf of the Fund based on the following results:

Total Outstanding Shares	11,110,270
Total Shares Voted	5,755,467
For	5,732,250
Against	5,604
Abstain	17,613

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the period ended April 30, 2013, the Fund incurred $451,321 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 0.68% and 0.93% for the Institutional Class and Retail Class shares, respectively, of each Class’s average daily net assets. The contract’s term expires February 28, 2014. At April 30, 2013, the cumulative unreimbursed

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2013 (Unaudited) (Continued)

amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $628,913. The Advisor may recover a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
October 31, 2013	$184,157
October 31, 2014	$167,478
October 31, 2015	$213,646
October 31, 2016	$ 63,632

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. For the period ended April 30, 2013, the Fund incurred $30,864 and $21,007 in administration and accounting fees, respectively.  The Chief Compliance Officer is also an employee of the Administrator. For the period ended April 30, 2013, the Fund was allocated $6,444 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Shareholder Services Plan with respect to Retail Class shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Retail Class shares to the Advisor to compensate financial intermediaries who provide administrative services to the Retail Class shareholders.  Financial intermediaries eligible to receive payments under the Shareholder Services Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that provide administrative and shareholder account services

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2013 (Unaudited) (Continued)

to Retail Class shareholders.  The Plan requires that the Fund, its distributor and/or the Advisor enter into a written agreement with a financial intermediary describing the administrative services to be provided to the Fund’s Retail Class shareholders before the Advisor can compensate the financial intermediary pursuant to the Shareholder Services Plan.  For the period ended April 30, 2013, the Retail Class incurred Service fees of $96,762.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2013, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $139,067,588 and $8,722,297, respectively.  There were no reportable purchases or sales of U.S. Government obligations for the period ended April 30, 2013.

The cost basis of investments for federal income tax purposes at April 30, 2013 was as follows:

Cost of investments for tax purposes	$143,579,035
Gross tax unrealized appreciation	41,452,590
Gross tax unrealized depreciation	(1,546,716)
Net tax unrealized appreciation	$39,905,874

As of October 31, 2012, components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation/depreciation	$23,858,629
Undistributed ordinary income	1,665,377
Undistributed long-term capital gains	—
Total distributable earnings	1,665,377
Other accumulated gain/loss	(216,587)
Total accumulated gain/loss	$25,307,419

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the six months ended April 30, 2013, and the fiscal year ended October 31, 2012 were as follows:

	Six Months Ended	Year Ended
	April 30, 2013	October 31, 2012
Ordinary Income	$2,289,590	$1,707,778

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2013 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The maximum amount available was $6,000,000. Advances are not collateralized by a first lien against the Fund’s assets. During the six months ended April 30, 2013, the Fund did not utilize its line of credit facility.

NOTE 7 – TRANSACTIONS WITH AFFILIATED COMPANIES

The Fund holds shares of U.S. Bancorp, an affiliate of the Quasar Distributors, LLC, as of April 30, 2013.  The Fund purchased the shares shown below prior to August 27, 2012, when the Distributor became the Fund’s principal underwriter.  As shown below, the Fund has had no transactions with the affiliated company during the period.

	Share			Share
	Balance			Balance
	at			at		Value at
	October 31,			April 30,	Dividend	April 30,
Issuer	2012	Additions	Reductions	2013	Income	2013
U.S. Bancorp	52,500	—	—	52,500	$20,475	$1,747,200

Becker Value Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on February 28 and March 1, 2013, the Board (which was comprised of four persons who are Independent Trustees, as defined under the Investment Company Act and one Interested Trustee) considered and approved the Investment Advisory Agreement (the “Advisory Agreement”) for the Becker Value Equity Fund, a series of Professionally Managed Portfolios, with Becker Capital Management, Inc. (the “Advisor” or “Becker”).  At this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of Becker’s overall services to be provided to the Fund.  The Board noted that Becker has acted as the investment advisor to the Fund since its inception and that the Board was required to approve a new Advisory Agreement at this time due to a technical change in control of the Advisor that resulted in a technical termination of the prior advisory agreement.  The Trustees considered that the terms of the proposed Advisory Agreement were largely identical to the terms of the prior advisory agreement and considered information from Becker to the effect that the change in control would not impact the day to day management of the Fund.  The Trustees also considered that in order for Becker to continue to manage the Fund, the Board would be required to approve a new Advisory Agreement, which agreement would be subject to approval by the Fund’s shareholders at a special meeting of shareholders called for such purpose.

In this regard, the Trustees considered Becker’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at Becker that have been, and would continue to be, involved with the Fund.  The Board reviewed the services Becker has provided and would continue to provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by Becker or its affiliates.  The Trustees also considered the structure of Becker’s compliance procedures and the trading capability of Becker.

Becker Value Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

When reviewing those services, the Board considered that the change in control would have no impact on the way the Fund was managed.  The Board considered that the change in control involved a change in ownership structure due to the Chairman of the Advisor’s retirement and sale of his shares in the Advisor to the existing employees of the Advisor.  The Board concluded that the Advisor would continue to have sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Fund.  The Board considered the Advisor’s performance history with respect to the existing series of the Trust, and formerly, as a series of Unified Series Trust, dating back to 2003.  In assessing the quality of the portfolio management that would be delivered by the Advisor to the Fund, the Board considered that it had recently approved the prior advisory agreement in August 2012, and the interim advisory agreement in January 2013, both with an identical portfolio management team.  The Board reviewed the performance of the former and existing Becker Value Equity Fund on both an absolute basis, and in comparison to its benchmark index, noting that the Fund’s performance was in line with its benchmark over the short and long term.  The Trustees also noted that the Fund’s recent performance was generally in line with the performance of the Advisor’s similarly managed accounts.

3.
Costs of services provided and profits realized by Becker.  The Board noted that the proposed contractual advisory fee as a percentage of average daily net assets was 0.55% for the Fund.  The Board also noted that Becker agreed to enter into an agreement to limit the expenses of the Fund to 0.93% and 0.68% of average daily net assets for the Retail Class and Institutional Class shares, respectively.  These fees and expenses were unchanged from the prior advisory agreement. The Board concluded that the Fund’s expenses and advisory fees to be received by Becker were fair and reasonable.

The Trustees took into consideration the services Becker provided to its separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were in line with the fees charged by the Advisor to its separately managed accounts.

Becker Value Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees also discussed the likely overall profitability of Becker from managing the Fund.  The Trustees concluded that Becker’s profitability from managing the Fund would likely not be excessive and, after review of relevant financial information, Becker would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

4.
Economies of scale.  The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Fund grow.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but noted that Becker was open to consider breakpoint reductions in its fee structure in the future as circumstances change and the Fund’s asset levels increase.

5.
The benefits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Trustees reviewed Becker’s financial information and considered both the likely direct and indirect benefits to Becker from advising the Fund, including potential “fall-out” benefits.  The Trustees concluded that the benefits Becker may receive appear to be reasonable and in many cases may benefit the Fund through growth in assets.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Becker Value Equity Fund

EXPENSE EXAMPLE For the Six Months Ended April 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013) for the Fund.

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example.

The example includes, but is not limited to, investment advisory fees, service fees, administration and accounting, custodian and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

Becker Value Equity Fund

EXPENSE EXAMPLE For the Six Months Ended April 30, 2013 (Unaudited) (Continued)

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
Class	11/1/12	4/30/13	11/1/12 – 4/30/13*
Retail Actual	$1,000.00	$1,173.40	$5.01
Hypothetical (5% return	$1,000.00	$1,020.18	$4.66
before expenses)
Institutional Actual	$1,000.00	$1,175.60	$3.67
Hypothetical (5% return	$1,000.00	$1,021.42	$3.41
before expenses)

*
The calculations are based on expenses incurred during the most recent six-month period for the Fund.  The annualized expense ratios (excluding AFFE) for the period for the Fund’s Retail Class and Institutional Class were 0.93% and 0.68%, respectively. The dollar amounts shown as expenses paid for the Fund are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

Becker Value Equity Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 551-3998. The Fund discloses its quarter-end portfolio holdings on its website at www.beckercap.com within 60 business days after the quarter-end. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at (800) 551-3998 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Becker Value Equity Fund

PRIVACY NOTICE (Unaudited)

The Funds collects non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and

•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Investment Advisor
BECKER CAPITAL MANAGEMENT, INC.
1211 SW Fifth Avenue
Suite 2185
Portland, OR 97204

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL HASTINGS LLP
75 E. 55th Street, Floor 15
New York, NY 10022

Becker Value Equity Fund

	Ticker	CUSIP
Retail Class	BVEFX	74316J516
Institutional Class	BVEIX	74316J490

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*                    /s/Elaine E. Richards
Elaine E. Richards, President

Date     July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/Elaine E. Richards
Elaine E. Richards, President

Date     July 8, 2013

By (Signature and Title)*                   /s/Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date     July 8, 2013

* Print the name and title of each signing officer under his or her signature.